Note 11 - Notes Payable	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Long-Term Debt [Text Block]

Note 11.         Notes Payable

Paycheck Protection Program (“PPP”) Loan

On April 20, 2020, we were granted a PPP loan in the amount of $450,000. During 2021, we applied for forgiveness of the full amount of the loan including interest and on October 13, 2021 our application for forgiveness was approved. The loan forgiveness is included in the ‘Other income (expense)’ section of the consolidated statements of operations as ‘Gain on forgiveness of note payable’.

There were no outstanding notes payable balances as of December 31, 2022 and 2021.

Summit Community Bank Loan

On April 16, 2021, we entered into a $1 million term loan agreement with Summit Community Bank. The term of the loan was two years with monthly installments comprising a fixed principal amount plus interest accruing at a fixed rate of 4.89%. The loan was collateralized by a security interest in substantially all the assets of the Company. On December 30, 2021, we fully repaid the outstanding balance of the loan.